INCOME TAXES - Deferred Income Tax Asset (Details) - CAD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets			$ 209	$ 209
Capital losses on unrealized foreign exchange			640	715
Deferred income tax liabilities			8,967	10,176
Deferred income tax liability (asset)			$ 8,758	$ 9,967	$ 11,917
Tax rate	8.00%	12.00%	24.96%	26.74%
Tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets			$ 78	$ 87